Share-based Compensation - the Company's Share Based Compensation Expense (Details) - The Company - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share based Compensation
Unrecognized compensation cost	$ 2,268,000
Unrecognized compensation cost recognition period	3 years 6 months
Cash received from option exercises	$ 174,000	$ 145,000
Research and development expenses
Share based Compensation
Share-based compensation expense	$ 565,000	$ 965,000